OTHER EQUITY INSTRUMENTS (Details) - AT1 Securities [Member] £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
OTHER EQUITY INSTRUMENTS (Details) [Line Items]
Debt Issuance Costs, Net	£ 3
Repayments of Notes Payable	£ 1,481
Debt Instrument, Convertible, Terms of Conversion Feature	The securities convert into ordinary shares of Lloyds Banking Group plc, at a pre-determined price, should the fully loaded Common Equity Tier 1 ratio of the Group fall below 7.0 per cent.	The securities convert into ordinary shares of Lloyds Banking Group plc, at a pre-determined price, should the fully loaded Common Equity Tier 1 ratio of the Group fall below 7.0 per cent.
GBP Notes, Issued in 2019 [Member]
OTHER EQUITY INSTRUMENTS (Details) [Line Items]
Issue of equity	£ 500
US Dollar Notes, Issued In 2019 [Member]
OTHER EQUITY INSTRUMENTS (Details) [Line Items]
Issue of equity	£ 396	$ 500